Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income (loss) before provision for income taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2022	2021	2020
Federal	$(169,122)	$(32,706)	$(162,876)
Foreign	441	418	170
Loss before provision for income taxes	$(168,681)	$(32,288)	$(162,706)

Schedule of reconciliation of the statutory income tax rate to the effective income tax rate

	Year ended December 31,
	2022	2021	2020
Income at US statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.21%	15.42%	3.18%
Stock compensation	(5.01)%	(10.10)%	0.00%
Change in fair value of warrants	2.60%	104.78%	0.00%
Tax credits	2.16%	12.51%	0.86%
Foreign rate differential	0.00%	0.01%	0.00%
Valuation allowance	(22.91)%	(142.86)%	(24.35)%
Other	(0.08)%	(1.14)%	(0.71)%
	(0.03)%	(0.38)%	(0.02)%

Schedule of net deferred tax assets

Net deferred tax assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

	Year ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$135,733	$122,279
Tax credits	14,047	10,620
Stock compensation	3,680	4,752
Accruals and reserves	2,747	7,929
Inventory reserve	8,797	289
Lease liability	7,646	7,063
Depreciation	914	102
Capitalized tax R&E	15,127	—
Other	3,901	1,600
Total deferred tax assets	$192,592	$154,634
Valuation allowance	(187,421)	(148,785)
Total deferred tax assets	$5,171	$5,849
Deferred tax liabilities
Right-of-use asset	(5,171)	(5,849)
Net deferred tax assets	$—	$—